Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Summary of movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2020:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2020	8,905	2,980	728	5,369	4,440	5,960	611	20,088
Additions	—	—	2	—	—	—	118	120
Disposals and derecognitions(1)	—	—	(3)	—	—	—	(173)	(176)
December 31, 2020	8,905	2,980	727	5,369	4,440	5,960	556	20,032

Accumulated amortization
January 1, 2020	—	—	(3)	(4,692)	(2,842)	(2,146)	(174)	(9,857)
Amortization charge	—	—	—	(507)	(249)	(238)	(84)	(1,078)
Disposals and derecognitions(1)	—	—	3	—	—	—	164	167
Impairment charges	—	—	—	—	(106)	—	(61)	(167)
December 31, 2020	—	—	—	(5,199)	(3,197)	(2,384)	(155)	(10,935)
Net book value at December 31, 2020	8,905	2,980	727	170	1,243	3,576	401	9,097
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2020:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	723	170	247	3,576	237	4,953
Vision Care	4,361	—	4	—	996	—	164	1,164
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2020	8,905	2,980	727	170	1,243	3,576	401	9,097
The following table summarizes the movements of goodwill and other intangible assets in 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2019	8,899	2,980	249	5,369	4,440	5,960	494	19,492
Impact of business combinations	6	—	505	—	—	—	—	505
Additions	—	—	7	—	—	—	125	132
Reclassifications	—	—	(33)	—	—	—	33	—
Disposals and derecognitions(1)	—	—	—	—	—	—	(41)	(41)
December 31, 2019	8,905	2,980	728	5,369	4,440	5,960	611	20,088

Accumulated amortization
January 1, 2019	—	—	(3)	(4,184)	(2,592)	(1,906)	(128)	(8,813)
Amortization charge	—	—	—	(508)	(250)	(240)	(86)	(1,084)
Disposals and derecognitions (1)	—	—	—	—	—	—	40	40
December 31, 2019	—	—	(3)	(4,692)	(2,842)	(2,146)	(174)	(9,857)
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	721	677	374	3,814	184	5,770
Vision Care	4,361	—	4	—	1,224	—	253	1,481
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231

Assumptions used in calculations for the recoverable amounts of goodwill and intangible assets
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2020 and 2019:

(As a percentage)	Surgical	Vision Care
Terminal growth rate	3.0	3.0
Discount rate (post-tax)	7.5	7.0

Intangible asset impairment charges	The following table shows the intangible asset impairment charges in 2020, 2019 and 2018:

($ millions)	2020	2019	2018
Surgical	(66)	—	(378)
Vision Care	(101)	—	—
Total	(167)	—	(378)